Land Use Rights, Net (Tables)	6 Months Ended
Mar. 31, 2023
Land Use Rights, Net [Abstract]
Schedule of land use rights
	March 31,	September 30,
	2023	2022
	(Unaudited)
Land use rights, at cost	$1,842,540	$1,454,194
Less: accumulated amortization	(221,302)	(169,603)
Total land use rights, net	$1,621,238	$1,284,591

Schedule of estimated future amortization expense for land use rights
12 months ended March 31,	Amortization expense

2024	$91,254
2025	91,254
2026	91,254
2027	91,254
2028	91,254
Thereafter	1,164,968
Total	$1,621,238